Share capital - Summary of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance	4,113,467,260	3,246,727,248
Direct Share Placement program	138,857,806	398,219,762
Private placements		112,887,942
Acquisition payments		342,527,847
Milestone payments	150,200,120
Exercises of options	3,000,000	13,104,461
Ending balance	4,405,525,186	4,113,467,260
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	4,413,334,617	3,246,727,248
Issuance of treasury shares	1,200,000,000	1,153,502,908
Exercises of options	3,000,000	13,104,461
Ending balance	5,616,334,617	4,413,334,617
Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	(299,867,357)
Issuance of treasury shares	(1,200,000,000)	(1,153,502,908)
Direct Share Placement program	138,857,806	398,219,762
Private placements		112,887,942
Acquisition payments		342,527,847
Milestone payments	150,200,120
Ending balance	(1,210,809,431)	(299,867,357)